Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2016
Convertible bonds [Abstract]
Schedule of convertible bonds
17.	Convertible bonds

	December 31,
	2015	2016
	RMB	RMB

Convertible Bond, current
2019 Convertible Senior Notes	-	2,773,925
Less: issuance cost	-	(5,456)
	-	2,768,469

Convertible Bond, non-current
2019 Convertible Senior Notes	2,597,403	-
Less: issuance cost	(25,284)	-
	2,572,119	-